CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
CASH FLOW FROM OPERATING ACTIVITIES
Net loss	$ (1,486,020)	¥ (10,217,125)	¥ (525,115)	¥ (291,977)
Depreciation and amortization	72,286	497,003	2,265	756
Impairment of long-term investment		0	10,000	0
Change in the fair value of warrant liability				8,668
Interest income	(11,383)	(78,267)	(2,573)
Loss on disposal of property and equipment	2	13	64
Share-based compensation	995,066	6,841,573	13,380	4,064
Changes in operating assets and liabilities:
Receivables from online payment platforms	(23,186)	(159,413)	(77,891)	(8,316)
Amounts due from related parties	(83,793)	(576,121)	(350,265)	(2,748)
Prepayments and other current assets	(114,694)	(788,577)	(87,614)	98,715
Amounts due to related parties	58,477	402,056	51,081	(42,319)
Customer advances	19,639	135,029	54,299	(102,731)
Payables to merchants	1,081,727	7,437,415	8,721,721	1,091,603
Accrued expenses and other liabilities	271,130	1,864,153	318,363	(95,410)
Merchant deposits	350,547	2,410,188	1,558,613	219,472
Net cash flow generated from operating activities	1,129,798	7,767,927	9,686,328	879,777
CASH FLOW FROM INVESTING ACTIVITIES
Purchase of short-term investments	(1,093,211)	(7,516,370)	(1,393,000)	(320,000)
Proceeds from sales of short-term investments	7,272	50,000	1,633,000	30,000
Purchase of long-term investments	(26,854)	(184,637)		(15,000)
Proceeds from disposal of a long-term investment	727	5,000
Purchase of property and equipment	(3,975)	(27,331)	(8,921)	(2,301)
Proceeds from disposal of property and equipment	6	39	362
Loan to a related party			(159,790)
Repayment from a related party	23,240	159,790
Loans to third parties, net of repayment	(5,090)	(35,000)
Net cash flow (used in) / generated from investing activities	(1,097,885)	(7,548,509)	71,651	(307,301)
CASH FLOW FROM FINANCING ACTIVITIES
Deemed distribution				(18,326)
Proceeds from initial public offering	1,727,866	11,879,944
Initial public offering costs	(51,823)	(356,313)
Proceeds from issuance of convertible preferred shares	847,148	5,824,568	1,446,906	511,911
Costs incurred for the issuance of convertible preferred shares	(559)	(3,842)	(15,369)	(7,047)
Repurchase of Class B ordinary shares			(32,677)
Net cash flow generated from financing activities	2,522,632	17,344,357	1,398,860	486,538
Exchange rate effect on cash, cash equivalents and restricted cash	79,545	546,910	(47,681)	20,397
Net increase in cash, cash equivalents and restricted cash	2,634,090	18,110,685	11,109,158	1,079,411
Cash, cash equivalents and restricted cash at beginning of year	1,807,723	12,429,001	1,319,843	240,432
Cash, cash equivalents and restricted cash at end of year	4,441,813	30,539,686	12,429,001	1,319,843
Supplement disclosure of cash flow information:
Interest received	63,034	433,390	52,150	3,992
Supplement disclosure of non-cash investing activities:
Purchase of property and equipment included in accrued expenses and other liabilities	192	1,319	198
Purchase of property and equipment included in prepayments, other receivables and other current assets	388	2,670
Acquisition of intangible asset	414,860	2,852,370
Reconciliation of cash, cash equivalents and restricted cash:
Total cash, cash equivalents and restricted cash in the statements of cash flows	$ 1,807,723	¥ 12,429,001	¥ 1,319,843	¥ 240,432